SIGNIFICANT ACCOUNTING POLICIES - Closing Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MXN (Mexican Peso)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	20.05	20.60	19.70
Closing foreign exchange rate	19.48	20.46	19.84
GBP (British Pound Sterling)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	0.81	0.73	0.76
Closing foreign exchange rate	0.83	0.74	0.73
EUR (Euro)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	0.95	0.83	0.89
Closing foreign exchange rate	0.93	0.88	0.81
ILS (Israeli Shekel)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	3.38	3.28	3.47
Closing foreign exchange rate	3.47	3.11	3.22
PAB (Panamanian Balboa)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	1.00	1.00	1.00
Closing foreign exchange rate	1.00	1.00	1.00
BRL (Brazilian Real)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	5.15	5.46	4.06
Closing foreign exchange rate	5.29	5.58	5.17
CRC (Costa Rican Colon)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	641.70	616.52	587.37
Closing foreign exchange rate	591.48	627.75	605.33
PEN (Peruvian Sol)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	3.83	3.64	3.35
Closing foreign exchange rate	3.79	3.99	3.60
COP (Colombian Peso)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	4,277.95	3,570.15	3,336.67
Closing foreign exchange rate	4,829.75	4,070	3,479.47
ARS (Argentine Peso)
Disclosure Of Currency Exchange [Line Items]
Average foreign exchange rate	176.46	102.69	84.03
Closing foreign exchange rate	176.46	102.69	84.03